Note 11 - Goodwill	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Goodwill Disclosure [Text Block]

11.          Goodwill

	Real Estate		Investment
	Services	Engineering	Management	Consolidated
December 31, 2022	$696,734	181,787	1,110,018	$1,988,539
Goodwill acquired during the year	-	34,369	-	34,369
Goodwill disposed during the year	(629)	-	-	(629)
Other items	(827)	-	-	(827)
Foreign exchange	13,784	1,493	1,511	16,788
December 31, 2023	709,062	217,649	1,111,529	2,038,240
Goodwill acquired during the year	6,431	302,875	-	309,306
Other items	(115)	282	-	167
Foreign exchange	(29,433)	(17,412)	(2,930)	(49,775)
December 31, 2024	685,945	503,394	1,108,599	2,297,938
Goodwill	715,528	503,394	1,108,599	2,327,521
Accumulated impairment loss	(29,583)	-	-	(29,583)
	$685,945	$503,394	$1,108,599	$2,297,938

A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. No goodwill impairments were recorded in 2024 or 2023. The accumulated impairment loss reflects a goodwill impairment incurred in 2009.